GOF-P4 01/25

FRANKLIN FUND ALLOCATOR SERIES
SUPPLEMENT DATED JANUARY 28, 2025
TO THE SUMMARY PROSPECTUS, PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
OF EACH FUND LISTED IN SCHEDULE A and SCHEDULE B

1. Effective March 31, 2025, Wylie Tollette is anticipated to retire and step down as a member of the portfolio management team for each fund listed in Schedule A and Schedule B.

2. Effective January 31, 2025, the Summary Prospectus and Prospectus of each fund listed in Schedule A, is amended as follows:

a. The following is added to the section titled “Fund Summaries – Portfolio Managers” in each fund's Summary Prospectus and Prospectus:

Laura Green, CFA
Portfolio Manager of Advisers and portfolio manager of the Fund since January 2025.

b. The following is added to the section titled “Fund Details – Management” in each fund’s Prospectus:

Laura Green, CFA Portfolio Manager of Advisers
Ms. Green has been a co-lead portfolio manager of the Fund since January 2025. She joined Franklin Templeton in 2020.

3. Effective January 31, 2025, the Summary Prospectus, Prospectus and SAI of the fund listed in Schedule B, is amended as follows:

a. The following replaces the section titled “Fund Summary – Investment Manager” in the fund's Summary Prospectus and Prospectus:

Investment Manager

The Fund does not have an investment manager, nor does it pay investment management fees. Franklin Templeton Services, LLC (FT Services), the Fund's administrator, monitors the percentage of the Fund's assets allocated to the underlying funds and periodically rebalances the Fund's portfolio. Thomas A. Nelson, CFA, Wylie Tollette, CFA, Berkeley Belknap and Laura Green, CFA, Portfolio Managers of Franklin Advisers, Inc., assist FT Services, at no charge to the Fund, in monitoring the underlying funds and the Fund's investment in the underlying funds and assists in the periodic rebalancing.

b. The following is added to the section titled “Fund Details – Administration – Administrative Agreement” in the fund’s Prospectus:

Laura Green, CFA Portfolio Manager of Advisers
Ms. Green has overseen the rebalancing process on behalf of FT Services since January 2025. She joined Franklin Templeton in 2020.

c. The following replaces the first paragraph of the section titled “Asset Allocation and Other Services – Portfolio managers” in the fund’s SAI:

Portfolio managers The Fund does not have a portfolio manager. However, Tom Nelson, Wylie Tollette, Berkeley Belknap and Laura Green of Advisers assist FT Services in monitoring the Fund's investments in the underlying funds and in their periodic rebalancing, at no charge to the Fund. This section reflects information about Messrs. Nelson, Tollette and Ms. Belknap as of December 31, 2023 and information about Ms. Green as of December 31, 2024. References in this section to "investment manager" refers to Advisers, the investment manager that compensates Messrs. Nelson and Tollette and Mses. Belknap and Green.

4. Effective January 31, 2025, the SAI of each fund listed in Schedule A and Schedule B, is amended as follows:

a. The following is added to the section titled “Management, Asset Allocation and Other Services – Portfolio managers” and “Asset Allocation and Other Services – Portfolio managers” as it pertains to the fund in each fund’s SAI:

Name	Type of Account	Number of Accounts Managed	Total Assets Managed (x $1 million)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Assets Managed for which Advisory Fee is Performance-Based (x $1 million)
Laura Green*	Registered Investment Companies	14	7,566.7	None	None
	Other Pooled Investment Vehicles	4	185.1	None	None
	Other Accounts	221	1,198.6	1	0.1

*Information is provided as of December 31, 2024.

b. The following is added to the section titled “Management, Asset Allocation and Other Services – Portfolio managers – Ownership of Fund shares” and “Asset Allocation and Other Services – Portfolio managers – Ownership of Fund shares” as it pertains to the fund in each fund’s SAI:

Portfolio Manager	Dollar Range of Fund Shares Beneficially Owned
Laura Green*	None

*Information is provided as of December 31, 2024

SCHEDULE A

Fund	Date of Summary Prospectus, Prospectus and SAI

FRANKLIN FUND ALLOCATOR SERIES
Franklin Conservative Allocation Fund	May 1, 2024
Franklin Moderate Allocation Fund	May 1, 2024
Franklin Growth Allocation Fund	May 1, 2024

SCHEDULE B

Fund	Date of Summary Prospectus, Prospectus and SAI

FRANKLIN FUND ALLOCATOR SERIES
Franklin Corefolio Allocation Fund	May 1, 2024

Please retain this supplement for future reference.